Pensions and Other Post-employment Benefit Obligations - Details of Net Defined Benefit Obligations by Country (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	€ 1,030	€ 1,051
Plan assets	(387)	(387)
Net defined benefit liability	643	664
France [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	149	148
Plan assets	(3)	(3)
Net defined benefit liability	146	145
Germany [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	139	142
Plan assets	(1)	(1)
Net defined benefit liability	138	141
Switzerland [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	250	251
Plan assets	(179)	(177)
Net defined benefit liability	71	74
United States [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	491	509
Plan assets	(204)	(206)
Net defined benefit liability	287	303
Other countries [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	1	1
Net defined benefit liability	€ 1	€ 1